Discontinued Operations	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

NOTE 13: DISCONTINUED OPERATIONS

The Company has classified the operating results and associated assets and liabilities from its Jump line of products, which ceased generating material revenue during the first quarter of fiscal year 2017, as discontinued operations in the consolidated financial statements for the nine months ended March 31, 2020 and 2019.

The assets and liabilities associated with discontinued operations included in our consolidated balance sheets were as follows:

	March 31, 2020			June 30, 2019
	Discontinued	Continuing	Total	Discontinued	Continuing	Total
Assets
Current Assets
Cash	$-	$8,054	$8,054	$-	$33,996	$33,996
Accounts receivable, net	-	6,409,386	6,409,386	-	2,526,155	2,526,155
Prepaid expenses	-	437	437	-	8,280	8,280
Other assets	-	227,486	227,486	-	-	-
Total Current Assets	-	6,645,363	6,645,363	-	2,568,971	2,568,971
Property and equipment, net	-	10,678	10,678	-	11,048	11,048
Goodwill	-	6,020	6,020	-	6,020	6,020
Intangible asset - purchased software, net	-	2,117,009	2,117,009	-	3,025,801	3,025,801
Other assets	-	12,792	12,792	-	3,058	3,058
Total Assets	$-	$8,791,862	$8,791,862	$-	$5,614,898	$5,614,898

Liabilities
Current Liabilities
Accounts payable	$82,795	$3,560,910	$3,643,705	$82,795	$366,274	$449,069
Accrued expenses	-	796,434	796,434	-	3,368,801	3,368,801
Contract liabilities	-	170,449	170,449	-	-	-
Due to related parties	-	88,907	88,907	-	65,459	65,459
Notes payable to officers	-	26,420	26,420	-	25,251	25,251
Convertible notes payable, net	-	253,712	253,712	-	2,351	2,351
Liabilities in arrears with convertible features	-	109,000	109,000	-	109,000	109,000
Liabilities in arrears - judgement settlement agreement (Note 7)	-	762,921	762,921	-	855,660	855,660
Derivative liability	-	343,193	343,193	-	133,669	133,669
Total Current Liabilities	$82,795	$6,111,946	$6,194,741	$82,795	$4,926,465	$5,009,260

For the three and nine months ended March 31, 2020, there were no revenue or expenses associated with discontinued operations included in our consolidated statements of operations. For the three and nine months ended March 31, 2019, the revenue and expenses associated with discontinued operations included in our consolidated statements of operations were as follows:

	For The Three Months Ended
	March 31, 2019
	Discontinued	Continuing	Total
Revenue	$-	$-	$-
Cost of revenue	-	-	-
Gross Profit	-	-	-
Operating Expenses:
Software development costs	-	-	-
General and administrative	-	1,422,737	1,442,737
Total Operating Expenses	-	1,422,737	1,442,737
Operating loss	-	(1,422,737)	(1,422,737)
Other Income (Expense):
Interest expense	(3,805)	(14,027)	(17,832)
Amortization of debt discount	-	(1,843)	(1,843)
Total Other Income (Expense)	(3,805)	(15,870)	(19,675)
Income (loss) before income taxes	(3,805)	(1,438,607)	(1,442,412)
Income taxes	-	-	-
Net loss	$(3,805)	$(1,438,607)	$(1,442,412)

	For The Nine Months Ended
	March 31, 2019
	Discontinued	Continuing	Total
Revenue	$-	$-	$-
Cost of revenue	-	-	-
Gross Profit	-	-	-
Operating Expenses:
Software development costs	-	-	-
General and administrative	-	1,541,960	1,541,960
Total Operating Expenses	-	1,541,960	1,541,960
Operating loss	-	(1,541,960)	(1,541,960)
Other Income (Expense):
Interest expense	(27,245)	(147,936)	(175,181)
Amortization of debt discount	-	(7,976)	(7,976)
Gain on extinguishment of debts	12,532	16,279	28,811
Total Other Income (Expense)	(14,713)	(139,633)	(154,346)
Loss before income taxes	(14,713)	(1,681,593)	(1,696,306)
Income taxes	-	-	-
Net loss	$(14,713)	$(1,681,593)	$(1,696,306)

NOTE 16: DISCONTINUED OPERATIONS

The Company has classified the operating results and associated assets and liabilities from its Jump line of products, which ceased generating material revenue during the first quarter of fiscal year 2017, as Discontinued Operations in the Consolidated Financial Statements for the Fiscal Years ended June 30, 2019 and 2018.

The assets and liabilities associated with discontinued operations included in our Consolidated Balance Sheets were as follows:

	June 30, 2019			June 30, 2018
	Discontinued	Continuing	Total	Discontinued	Continuing	Total
Assets
Current Assets
Cash	$-	$33,996	$33,996	$-	$261	$261
Accounts receivable, net	-	2,526,155	2,526,155	-	-	-
Prepaid expenses	-	8,820	8,820	-	-	-
Total Current Assets	-	2,568,971	2,568,971	-	261	261
Property and equipment, net	-	11,048	11,048	-	-	-
Goodwill	-	6,020	6,020	-	-	-
Intangible asset - developed software, net	-	3,025,801	3,025,801	-	-	-
Other assets	-	3,058	3,058	-	800	800
Total Assets	$-	$5,614,898	$5,614,898	$-	$1,061	$1,061

Liabilities
Current Liabilities
Accounts payable	$82,795	$366,274	$449,069	$124,508	$421,056	$545,564
Accrued expenses	-	3,368,801	3,368,801	-	1,273,569	1,273,569
Due to related parties	-	65,459	65,459	-	226,045	226,045
Notes payable to officers	-	25,251	25,251	-	777,912	777,912
Convertible notes payable, net	-	2,351	2,351	-	-	-
Notes payable to director and investor	-	-	-	-	133,274	133,274
Note payable to finance company	-	-	-	39,468	-	39,468
Liabilities in arrears with convertible features	-	109,000	109,000	-	997,698	997,698
Liabilities in arrears - judgement settlement agreement (Note 9)	-	855,660	855,660	-	-	-
Derivative liability	-	133,669	133,669	-	-	-
Total Current Liabilities	$82,795	$4,926,465	$5,009,260	$163,976	$3,829,554	$3,993,530

The revenues and expenses associated with discontinued operations included in our Consolidated Statements of Operations were as follows:

	Year Ended
	June 30,
	2019			2018
	Discontinued	Continuing	Total	Discontinued	Continuing	Total
Revenue	$-	$2,500,000	$2,500,000	$-	$-	$-
Cost of revenue	-	-	-	-	-	-
Gross Profit	-	2,500,000	2,500,000	-	-	-
General and administrative expenses	-	4,265,886	4,265,886	22,009	735,026	757,035
Operating loss	-	(1,765,886)	(1,765,886)	(22,009)	(735,026)	(757,035)
Other Income (Expense):
Interest expense	(11,508)	(210,594)	(222,102)	(41,957)	(246,162)	(288,119)
Loss on change in fair value of derivative liability	-	(30,508)	(30,508)	-	-	-
Initial derivative expense	-	(25,161)	(25,161)	-	-	-
Amortization of debt discount	-	(2,260)	(2,260)	-	-	-
Amortization of deferred financing costs	-	(90)	(90)	-	-	-
Gain on extinguishment of debt	30,448	60,398	90,846	250,570	1,107,922	1,358,492
Other income	-	-	-	566	-	566
Total Other Income (Expense)	18,940	(208,215)	(189,275)	209,179	861,760	1,070,939
Income (Loss) before income taxes	18,940	(1,974,101)	(1,955,161)	187,170	126,734	313,904
Income taxes	-	-	-	-	-	-
Net income (loss)	$18,940	$(1,974,101)	$(1,955,161)	$187,170	$126,734	$313,904